Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (1,931,243)	$ 2,333,587	$ 930,009
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	326,471	214,106	138,572
Provision for (recovery of) credit losses	1,900	25,335	(52,229)
Deferred tax (benefits) expense	(274,609)	11,950	33,739
Amortization of operating lease right-of-use assets	62,062	53,307	19,643
Changes in operating assets and liabilities:
Accounts receivable	(1,179,061)	(2,817,167)	(1,370,494)
Notes receivable	(257,751)
Inventories	(669,170)	851,308	(979,451)
Prepayments and other assets	97,665	50,862	(171,856)
Advance to vendors	(88,917)	(5,119)	28,844
Accounts payable	52,879	1,603,497	674,460
Accrued expenses and other liabilities	188,280	115,482	60,707
Advance from customers	493,048	446,802	485,270
Taxes payable	(40,645)	246,100	82,890
Due from related parties	250,495
Operating leases liabilities	(66,909)	(81,121)	(19,643)
Net cash (used in) provided by operating activities	(3,035,505)	3,048,929	(139,539)
Cash flows from investing activities:
Additions to property, plant, and equipment	(3,825,547)	(1,205,784)	(95,448)
Acquisition of intangible asset		(2,469)
Net cash used in investing activities	(3,825,547)	(1,208,253)	(95,448)
Cash flows from financing activities:
Payments to related parties	(868,438)		(65,358)
Advances from related parties		325,642
Proceeds from initial public offering	4,117,955
Proceeds from (repayments of) proceeds from bank acceptance notes payable, net	642,004	(389,894)	426,965
Proceeds from short-term bank loans	7,905,066	3,135,195	5,079,409
Repayment of short-term bank loans	(4,223,122)	(3,417,645)	(3,952,709)
Proceeds from long-term bank loans	694,859
Repayment of long-term bank loans	(430,813)
Payment of offering costs	(382,333)	(247,874)	(171,023)
Net cash provided by (used in) provided by financing activities	7,455,178	(594,576)	1,317,284
Effect of exchange rate changes on cash and restricted cash	(117,659)	(88,057)	(5,196)
Net increase in cash and restricted cash	476,467	1,158,043	1,077,101
Cash and restricted cash, beginning of year	2,846,659	1,688,616	611,515
Cash and restricted cash, end of year	3,323,126	2,846,659	1,688,616
Reconciliation of cash and restricted cash, end of year
Cash	3,102,865	2,739,530	1,361,728
Restricted cash	220,261	107,129	326,888
Cash and restricted cash, end of year	3,323,126	2,846,659	1,688,616
Supplemental cash flow disclosures:
Cash paid for income tax	97,101	68,649	31,015
Cash paid for interest	36,403	68,255	51,985
Non-cash activities:
Right-of-use assets obtained in exchange for operating lease obligations	79,591	323,290	7,372
Reclassification of deferred offering costs	$ 1,160,781